Long-term debt	12 Months Ended
Dec. 31, 2023
Long-term debt
Long-term debt

17.Long-term debt

As of December 31, 2023 and 2022, long-term debt consisted of the following:

Long-term debt

in € THOUS

	2023	2022

Schuldschein loans	228,759	224,612
Bonds	6,676,465	7,389,365
Accounts Receivable Facility	22,857	93,725
Other	519,481	157,094
Long-term debt	7,447,562	7,864,796
Less current portion	(487,699)	(694,062)
Long-term debt, less current portion	6,959,863	7,170,734

The Company’s long-term debt as of December 31, 2023, all of which ranks equally in rights of payment, are described as follows:

Schuldschein loans

On February 14, 2022, the Company issued €25,000 and €200,000 tranches of Schuldschein loans with maturities of 5 and 7 years, respectively, at variable interest rates. The proceeds were used for general corporate purposes including refinancing of existing liabilities.

Bonds

At December 31, 2023 and 2022, the Company’s bonds consisted of the following:

Bonds

in THOUS

	Face			Book value in €
Issuer/Transaction	amount	Maturity	Coupon	2023	2022
Fresenius Medical Care AG, 2019	€650,000	November 29, 2023	0.250%	—	649,283
FME US Finance II, Inc. 2014	$400,000	October 15, 2024	4.750%	365,344	374,354
Fresenius Medical Care AG, 2018	€500,000	July 11, 2025	1.500%	502,492	498,245
Fresenius Medical Care AG, 2020	€500,000	May 29, 2026	1.000%	500,953	497,175
Fresenius Medical Care AG, 2019	€600,000	November 30, 2026	0.625%	597,457	596,158
FME US Finance III, Inc. 2021	$850,000	December 1, 2026	1.875%	766,121	790,926
Fresenius Medical Care AG, 2022	€750,000	September 20, 2027	3.875%	753,755	744,497
FME US Finance III, Inc. 2019	$500,000	June 15, 2029	3.750%	447,719	462,005
Fresenius Medical Care AG, 2019	€500,000	November 29, 2029	1.250%	498,648	497,781
Fresenius Medical Care AG, 2020	€750,000	May 29, 2030	1.500%	753,466	746,332
FME US Finance III, Inc. 2020	$1,000,000	February 16, 2031	2.375%	907,015	930,443
FME US Finance III, Inc. 2021	$650,000	December 1, 2031	3.000%	583,495	602,166
				6,676,465	7,389,365

All bonds issued by entities other than Fresenius Medical Care AG are guaranteed by the Company and by FMCH, while bonds issued by Fresenius Medical Care AG are guaranteed by FMCH. All U.S. dollar bonds outstanding may be redeemed at the option of the respective issuers at any time at 100% of principal plus accrued interest and a premium calculated pursuant to the terms of the applicable indenture. The holders of the Company’s bonds have the right to request that the issuers repurchase the bonds at 101% of principal plus accrued interest upon the occurrence of a change of control of the Company followed by a decline in the ratings of the respective bonds.

The Company has agreed to a number of covenants to provide protection to the bond holders which, under certain circumstances and with certain exceptions for the bonds issued since 2018, limit the ability of the Company and its subsidiaries to, among other things, incur debt, incur liens, engage in sale-leaseback transactions and merge or consolidate with other companies or sell assets. The limitation on incurrence of debt in the bonds issued in 2014 was suspended automatically as the rating of the respective bonds reached investment grade status. At December 31, 2023, the Company was in compliance with all of its covenants under the bonds.

Since 2018, bonds can be issued with different maturities under the Company’s €10,000,000 Debt Issuance Program (Debt Issuance Program).

The bonds issued by Fresenius Medical Care AG in the amount of $650,000 (€590,426 as of the date of issuance on November 27, 2019) were redeemed at maturity on November 29, 2023.

Accounts Receivable Facility

The Company has an accounts receivable securitization program (Accounts Receivable Facility) with a maximum capacity of $900,000 (€768,049 at the date of execution) and an ending term date of August 11, 2024.

The following table shows the available and outstanding amounts under the Accounts Receivable Facility at December 31, 2023 and December 31, 2022:

Accounts Receivable Facility - Maximum amount available and balance outstanding in THOUS

	Maximum amount available (1)		Balance outstanding (2)
	2023		2023
Accounts Receivable Facility	$900,000	€814,482	$25,000	$22,624

	Maximum amount available (1)		Balance outstanding (2)
	2022		2022
Accounts Receivable Facility	$900,000	€843,804	$100,000	€93,756
(1)	Subject to availability of sufficient accounts receivable meeting funding criteria.
(2)	Amounts shown are excluding debt issuance costs.

The Company also had letters of credit outstanding under the Accounts Receivable Facility in the amount of $28,332 at December 31, 2023 and $12,532 at December 31, 2022 (€25,640 and €11,750, respectively). These letters of credit are not included above as part of the balance outstanding at December 31, 2023 and 2022. However, the letters reduce available borrowings under the Accounts Receivable Facility.

Under the Accounts Receivable Facility, certain receivables are contributed to NMC Funding Corporation (NMC Funding), a wholly-owned subsidiary. NMC Funding then assigns percentage ownership interests in the accounts receivable to certain bank investors (and their conduit affiliates). Under the terms of the Accounts Receivable Facility, NMC Funding retains the rights in the underlying cash flows of the transferred receivables. Interest is remitted to the bank investors at the end of each tranche period. If NMC requires additional credit, the principal cash flows are reinvested to purchase additional interests in the receivables. Borrowings under the Accounts Receivable Facility are expected to remain long-term. NMC Funding retains significant risks and rewards in the receivables; among other things, the percentage ownership interest assigned requires the Company to retain first loss risk in those receivables, and the Company can, at any time, recall all the then outstanding transferred interests in the accounts receivable. Consequently, the receivables remain on the Company’s consolidated balance sheet and the proceeds from the transfer of percentage ownership interests are recorded as long-term debt.

NMC Funding pays interest to the bank investors calculated based on the commercial paper rates for the particular tranches selected. Refinancing fees, which include legal costs and bank fees, are amortized over the term of the facility.

Credit Facilities

Syndicated Credit Facility

The Company entered into a €2,000,000 sustainability-linked syndicated revolving credit facility (Syndicated Credit Facility) in July 2021, which serves as a back-up line for general corporate purposes and was undrawn as of December 31, 2023 (2022: undrawn). On June 2, 2023, the Syndicated Credit Facility was extended an additional year until July 1, 2028, with a maximum available borrowing amount of €1,918,367 in the last year.

Other

At December 31, 2023 and 2022, in conjunction with certain acquisitions and investments, the Company had fixed payments outstanding for acquisitions totaling approximately €6,584 and €14,510, respectively, of which €1,656 and €8,255, respectively, were classified as the current portion of long-term debt.